Schedule of Investments(a)
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.70%
Aerospace & Defense–2.45%
L3Harris Technologies, Inc.	84,870	$17,707,277
Spirit AeroSystems Holdings, Inc., Class A	59,284	4,875,516
		22,582,793
Airlines–1.57%
Spirit Airlines, Inc.(b)	399,039	14,485,116
Apparel Retail–0.91%
Burlington Stores, Inc.(b)	41,965	8,385,446
Application Software–1.60%
Q2 Holdings, Inc.(b)	63,916	5,041,055
Synopsys, Inc.(b)	70,466	9,671,458
		14,712,513
Auto Parts & Equipment–1.52%
Visteon Corp.(b)	170,115	14,041,292
Automotive Retail–0.82%
O’Reilly Automotive, Inc.(b)	18,991	7,568,103
Biotechnology–2.00%
Sarepta Therapeutics, Inc.(b)	48,578	3,658,895
Seattle Genetics, Inc.(b)	98,426	8,405,580
Vertex Pharmaceuticals, Inc.(b)	37,816	6,406,787
		18,471,262
Communications Equipment–2.59%
Motorola Solutions, Inc.	139,999	23,857,230
Construction Machinery & Heavy Trucks–2.66%
Wabtec Corp.	341,962	24,573,389
Consumer Finance–1.04%
Capital One Financial Corp.	105,603	9,607,761
Data Processing & Outsourced Services–2.78%
Fiserv, Inc.(b)	247,244	25,612,006
Diversified Chemicals–2.97%
Eastman Chemical Co.	370,329	27,341,390
Diversified Support Services–0.79%
IAA, Inc.(b)	174,016	7,261,688
Electric Utilities–1.22%
PPL Corp.	358,483	11,288,630
Electronic Equipment & Instruments–2.41%
Keysight Technologies, Inc.(b)	228,993	22,269,569
Environmental & Facilities Services–2.08%
Republic Services, Inc.	221,725	19,190,299
Shares		Value
Financial Exchanges & Data–0.47%
Tradeweb Markets, Inc., Class A	116,799	$4,319,227
Gas Utilities–2.94%
UGI Corp.	539,152	27,103,171
Gold–0.51%
Franco-Nevada Corp. (Canada)	51,326	4,678,878
Health Care Equipment–4.96%
Boston Scientific Corp.(b)	167,922	6,832,746
DexCom, Inc.(b)	57,838	8,631,743
IDEXX Laboratories, Inc.(b)	17,553	4,773,187
Intuitive Surgical, Inc.(b)	12,553	6,777,742
Zimmer Biomet Holdings, Inc.	136,499	18,737,218
		45,752,636
Health Care Facilities–0.54%
HCA Healthcare, Inc.	41,729	5,025,006
Health Care Services–1.11%
Guardant Health, Inc.(b)	55,094	3,516,650
LHC Group, Inc.(b)	59,391	6,744,442
		10,261,092
Health Care Supplies–1.11%
Alcon, Inc. (Switzerland)(b)	175,113	10,207,337
Homebuilding–0.95%
D.R. Horton, Inc.	165,462	8,721,502
Human Resource & Employment Services–1.27%
Korn Ferry	304,173	11,753,245
Hypermarkets & Super Centers–1.24%
BJs Wholesale Club Holdings, Inc.(b)	440,730	11,401,685
Industrial Machinery–2.90%
Ingersoll-Rand PLC	77,629	9,564,669
ITT, Inc.	161,710	9,895,035
Stanley Black & Decker, Inc.	50,301	7,263,967
		26,723,671
Industrial REITs–2.48%
Prologis, Inc.	267,869	22,827,796
Insurance Brokers–0.53%
Arthur J. Gallagher & Co.	54,801	4,908,526
Interactive Home Entertainment–0.90%
Zynga, Inc., Class A(b)	1,424,709	8,291,806
Investment Banking & Brokerage–0.85%
E*TRADE Financial Corp.	179,869	7,858,477

See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Core Equity Fund

Shares		Value
IT Consulting & Other Services–1.10%
Amdocs Ltd.	153,319	$10,135,919
Leisure Products–0.30%
Peloton Interactive, Inc., Class A(b)	112,027	2,811,878
Life & Health Insurance–0.73%
Lincoln National Corp.	112,037	6,758,072
Managed Health Care–0.90%
Humana, Inc.	32,466	8,300,582
Multi-Utilities–3.64%
CMS Energy Corp.	61,286	3,919,240
Dominion Energy, Inc.	184,844	14,979,758
Public Service Enterprise Group, Inc.	235,540	14,622,323
		33,521,321
Office REITs–1.30%
SL Green Realty Corp.	146,679	11,991,008
Oil & Gas Equipment & Services–1.37%
Schlumberger Ltd.	368,759	12,600,495
Oil & Gas Exploration & Production–3.92%
Diamondback Energy, Inc.	145,050	13,041,446
Noble Energy, Inc.	1,029,701	23,127,084
		36,168,530
Oil & Gas Refining & Marketing–1.02%
Valero Energy Corp.	110,118	9,386,458
Oil & Gas Storage & Transportation–2.14%
Magellan Midstream Partners, L.P.	297,731	19,730,633
Packaged Foods & Meats–1.04%
Conagra Brands, Inc.	313,792	9,627,139
Pharmaceuticals–2.15%
Elanco Animal Health, Inc.(b)	744,568	19,798,063
Property & Casualty Insurance–0.85%
Fidelity National Financial, Inc.	177,114	7,865,633
Railroads–3.53%
Canadian Pacific Railway Ltd. (Canada)	79,789	17,749,861
Genesee & Wyoming, Inc., Class A(b)	133,622	14,766,567
		32,516,428
Regional Banks–3.61%
East West Bancorp, Inc.	196,848	8,718,398
Huntington Bancshares, Inc.	278,495	3,974,124
Sterling Bancorp	354,608	7,113,436
SVB Financial Group(b)	42,837	8,950,791
TCF Financial Corp.	120,201	4,576,052
		33,332,801
Shares		Value
Restaurants–2.49%
Domino’s Pizza, Inc.	25,845	$6,321,429
Wendy’s Co. (The)	830,528	16,593,949
		22,915,378
Semiconductor Equipment–3.29%
Applied Materials, Inc.	302,451	15,092,305
KLA-Tencor Corp.	95,671	15,254,741
		30,347,046
Semiconductors–1.51%
Microchip Technology, Inc.	149,791	13,917,082
Soft Drinks–2.18%
Coca-Cola European Partners PLC (United Kingdom)	362,461	20,098,463
Specialized REITs–3.23%
EPR Properties	77,346	5,944,814
Lamar Advertising Co., Class A	177,837	14,570,185
Outfront Media, Inc.	335,217	9,312,328
		29,827,327
Specialty Stores–0.71%
Ulta Beauty, Inc.(b)	26,287	6,588,837
Systems Software–0.69%
ServiceNow, Inc.(b)	24,904	6,321,880
Trading Companies & Distributors–0.84%
Fastenal Co.	236,916	7,740,046
Wireless Telecommunication Services–2.99%
T-Mobile US, Inc.(b)	349,649	27,541,852
Total Common Stocks & Other Equity Interests (Cost $814,548,546)		900,925,413
Money Market Funds–2.38%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	7,675,472	7,675,472
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(c)	5,482,798	5,484,443
Invesco Treasury Portfolio, Institutional Class, 1.79%(c)	8,771,968	8,771,968
Total Money Market Funds (Cost $21,932,006)		21,931,883
TOTAL INVESTMENTS IN SECURITIES–100.08% (Cost $836,480,552)		922,857,296
OTHER ASSETS LESS LIABILITIES—(0.08)%		(724,137)
NET ASSETS–100.00%		$922,133,159
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Core Equity Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Mid Cap Core Equity Fund